Note 3 - Fair Value Measurements 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Liabilities
Liability classified stock purchase warrants	$–	$–	$84,596	$84,596
Balance at December 31, 2019	$–	$–	$84,596	$84,596

Liability classified stock purchase warrants	$–	$–	$44,954	$44,954
Balance at September 30, 2020	$–	$–	$44,954	$44,954

	Level 1	Level 2	Level 3	Total
Liabilities
Liability classified stock purchase warrants	$-	$-	$583,734	$583,734
Balance at December 31, 2018	$-	$-	$583,734	$583,734

Liability classified stock purchase warrants	$-	$-	$84,596	$84,596
Balance at December 31, 2019	$-	$-	$84,596	$84,596

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Mark-to-market liabilities - stock purchase warrants
Balance at December 31, 2018	$583,734
Change in fair value - gain	(416,796)
Balance at September 30, 2019	$166,938

Balance at December 31, 2019	$84,596
Change in fair value - gain	(39,642)
Balance at September 30, 2020	$44,954

Mark-to-market liabilities - stock purchase warrants
Balance at December 31, 2018	$583,734
Change in fair value - gain	(499,138)
Balance at December 31, 2019	$84,596
Mark-to-market liabilities - stock purchase warrants
Balance at December 31, 2017	$3,852,882
Change in fair value - gain	(3,269,148)
Balance at December 31, 2018	$583,734